RISK MANAGEMENT AND FINANCIAL INSTRUMENTS - Derivatives in Fair Value Hedging Relationships (Details) - CAD ($) $ in Millions	Dec. 31, 2025	Dec. 31, 2024
Derivative Instruments and Hedging Activities Disclosures [Line Items]
Fair value hedging adjustments, discontinued hedges	$ 39	$ 41
Long-term debt | Carrying Amount
Derivative Instruments and Hedging Activities Disclosures [Line Items]
Long-term debt	(4,068)	(3,935)
Long-term debt | Fair Value
Derivative Instruments and Hedging Activities Disclosures [Line Items]
Adjustments	$ (22)	$ 98